Income Tax - Schedule of Net Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	€ 116,069	€ 112,232
Deferred tax liabilities, gross	225,863	200,493
Offsetting deferred tax assets	(116,069)	(107,642)
Offsetting deferred tax liabilities	(116,069)	(107,642)
Deferred tax assets on balance sheet		4,590		€ 21,790	€ 16,401
Deferred tax liabilities on balance sheet	109,794	92,851	€ 79,047	€ 78,185	€ 16,208
Trade Receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	223	6,858
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	59,714	67,571
Deferred tax liabilities, gross	2,602	2,381
Other Current Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	30	153
Deferred tax liabilities, gross	125	736
Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	1,240	2,230
Deferred tax liabilities, gross	9,005	9,039
Right-of-use Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	27,037	29,411
Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities, gross	168,297	134,823
Other Current Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	7,571	6,883
Other Current Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	674	831
Deferred tax liabilities, gross	737	3,707
Current Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	8,815	4,401
Deferred tax liabilities, gross	627	200
Other Non-current Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	22,245	23,305
Deferred tax liabilities, gross	17,433	€ 20,196
Tax Loss and Interest Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, gross	€ 15,559